Supplement dated January 22, 2026 to the

Prospectus and Statement of Additional Information, each dated January 20, 2026.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Short AAL Daily ETF

Tradr 2X Short ACHR Daily ETF

Tradr 2X Short ALAB Daily ETF

Tradr 2X Short AMZN Daily ETF

Tradr 2X Short ANF Daily ETF

Tradr 2X Short BE Daily ETF

Tradr 2X Short BLSH Daily ETF

Tradr 2X Short CAR Daily ETF

Tradr 2X Short CLSK Daily ETF

Tradr 2X Short CRDO Daily ETF

Tradr 2X Short FLY Daily ETF

Tradr 2X Short JOBY Daily ETF

Tradr 2X Short NNE Daily ETF

Tradr 2X Short OPEN Daily ETF

Tradr 2X Short QS Daily ETF

Tradr 2X Short QUBT Daily ETF

Tradr 2X Short SMR Daily ETF

Tradr 2X Short TEM Daily ETF

Tradr 2X Short UPST Daily ETF

Tradr 2X Short W Daily ETF

Tradr 2X Short WULF Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.